Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit of the period	$ (1,688)	$ 6,642	[1]
Other comprehensive income: items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	(1)	(35)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(1)	(35)
Other comprehensive income: items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(13,712)	1,741
Effective portion of changes in fair value of net investment hedges	687	(27)
Cash flow hedges recognized in equity	70	64
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	(426)
Cash flow hedges reclassified from equity to profit or loss	(169)	(231)
Other comprehensive income that will be reclassified to profit or loss net of tax	(13,550)	1,547
Other comprehensive income, net of tax	(13,551)	1,512
Total comprehensive income	(15,239)	8,154
Attributable to:
Equity holders of AB InBev	(14,758)	7,603
Non-controlling interest	$ (481)	$ 551

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.